Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	48 Months Ended	60 Months Ended	120 Months Ended	132 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
C000020993_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.81%
C000020993_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			13.86%
C000020993_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				12.55%
C000139278_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	2.04%
C000139278_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			0.06%
C000139278_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				1.73%
C000020981_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	2.04%
C000020981_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			0.06%
C000020981_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				1.73%
C000020988_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	4.07%
C000020988_0_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			4.95%
C000020988_0_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				5.41%
C000023036_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.81%
C000023036_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			13.86%
C000023036_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				12.55%
C000020968_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.81%
C000020968_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			13.86%
C000020968_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				12.55%
C000020986_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	4.07%
C000020986_0_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			4.95%
C000020986_0_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				5.41%
C000020994_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.81%
C000020994_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			13.86%
C000020994_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				12.55%
C000020992_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	4.07%
C000020992_0_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			4.95%
C000020992_0_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				5.41%
C000020978_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	2.04%
C000020978_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			0.06%
C000020978_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				1.73%
C000020995_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.81%
C000020995_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			13.86%
C000020995_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				12.55%
C000020975_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	2.04%
C000020975_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			0.06%
C000020975_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				1.73%
C000020970_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.81%
C000020970_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			13.86%
C000020970_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				12.55%
C000020989_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	4.07%
C000020989_0_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			4.95%
C000020989_0_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				5.41%
C000020967_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.81%
C000020967_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			13.86%
C000020967_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				12.55%
C000020966_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.81%
C000020966_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			13.86%
C000020966_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				12.55%
C000020972_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.81%
C000020972_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			13.86%
C000020972_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				12.55%
C000020977_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	2.04%
C000020977_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			0.06%
C000020977_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				1.73%
C000020971_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.81%
C000020971_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			13.86%
C000020971_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				12.55%
C000020974_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.81%
C000020974_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			13.86%
C000020974_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				12.55%
C000139277_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	2.04%
C000139277_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			0.06%
C000139277_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				1.73%
C000020996_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.81%
C000020996_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			13.86%
C000020996_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				12.55%
C000020993_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Initial Class
C000020993_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value															$ 10,000
C000020993_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value														$ 9,925
C000020993_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value													$ 11,124
C000020993_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value												$ 12,857
C000020993_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											$ 11,078
C000020993_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										$ 14,637
C000020993_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									$ 15,563
C000020993_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								$ 20,243
C000020993_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							$ 19,411
C000020993_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						$ 23,252
C000020993_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 25,897	$ 25,897	$ 25,897	$ 25,897	$ 25,897
C000020993_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000® Value Index
C000020993_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000020993_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														9,587
C000020993_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													11,351
C000020993_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												12,848
C000020993_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											11,746
C000020993_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										14,831
C000020993_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									15,257
C000020993_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								19,128
C000020993_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							17,601
C000020993_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						19,653
C000020993_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	22,400	22,400	22,400	22,400	$ 22,400
C000020993_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000® Index
C000020993_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000020993_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,048
C000020993_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													11,327
C000020993_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												13,721
C000020993_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											13,002
C000020993_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										17,035
C000020993_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									20,593
C000020993_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								25,877
C000020993_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							20,907
C000020993_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						26,334
C000020993_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 32,604	32,604	$ 32,604	$ 32,604	$ 32,604
C000020993_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	11.37%
C000020993_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			12.09%
C000020993_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				9.98%
C000020993_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	13.98%
C000020993_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			8.60%
C000020993_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				8.40%
C000139278_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Investor Class
C000139278_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000139278_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value														9,991
C000139278_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,906
C000139278_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value												11,320
C000139278_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											11,286
C000139278_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										12,288
C000139278_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									12,630
C000139278_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								13,272
C000139278_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							13,211
C000139278_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						14,826
C000139278_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 16,065	16,065	$ 16,065	$ 16,065	$ 16,065
C000139278_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Morningstar® LSTA® US Performing Loans
C000139278_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000139278_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,010
C000139278_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													11,047
C000139278_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												11,524
C000139278_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											11,593
C000139278_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										12,601
C000139278_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									13,043
C000139278_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								13,750
C000139278_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							13,644
C000139278_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						15,515
C000139278_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	16,935	16,935	16,935	16,935	$ 16,935
C000139278_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Universal Bond Index
C000139278_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000139278_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,043
C000139278_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,436
C000139278_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												10,863
C000139278_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,835
C000139278_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										11,842
C000139278_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									12,739
C000139278_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								12,598
C000139278_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							10,961
C000139278_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						11,638
C000139278_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,875	11,875	$ 11,875	$ 11,875	$ 11,875
C000139278_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	8.36%
C000139278_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			5.51%
C000139278_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				4.85%
C000139278_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	9.15%
C000139278_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			6.09%
C000139278_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				5.41%
C000020981_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Service Class 2
C000020981_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000020981_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value														9,613
C000020981_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,976
C000020981_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value												11,734
C000020981_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											11,309
C000020981_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										12,979
C000020981_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									13,293
C000020981_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								13,864
C000020981_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							12,245
C000020981_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						13,499
C000020981_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 14,662	14,662	$ 14,662	$ 14,662	$ 14,662
C000020981_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					ICE® BofA® US High Yield Constrained Index
C000020981_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000020981_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														9,539
C000020981_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													11,207
C000020981_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												12,046
C000020981_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											11,773
C000020981_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										13,469
C000020981_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									14,287
C000020981_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								15,051
C000020981_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							13,364
C000020981_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						15,164
C000020981_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	16,408	16,408	16,408	16,408	$ 16,408
C000020981_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Universal Bond Index
C000020981_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000020981_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,043
C000020981_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,436
C000020981_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												10,863
C000020981_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,835
C000020981_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										11,842
C000020981_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									12,739
C000020981_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								12,598
C000020981_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							10,961
C000020981_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						11,638
C000020981_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,875	$ 11,875	$ 11,875	$ 11,875	$ 11,875
C000020981_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	8.62%
C000020981_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			2.47%
C000020981_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				3.90%
C000020981_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	8.20%
C000020981_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			4.03%
C000020981_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				5.08%
C000231244_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class
C000231244_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								10,000
C000231244_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							10,171
C000231244_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						8,187
C000231244_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,407	$ 10,407	$ 10,407	$ 10,407	10,407
C000231244_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI US Investable Market 2500 Index
C000231244_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								10,000
C000231244_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							10,505
C000231244_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						8,602
C000231244_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	10,863	$ 10,863	10,863	10,863	10,863
C000231244_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000231244_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								10,000
C000231244_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							10,505
C000231244_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						8,602
C000231244_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,863	$ 10,863	10,863	10,863	10,863
C000231244_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	19.60%
C000231244_NoLoadClassMember_2024-01-01_2024-12-31Member
Account Value [Line Items]
Average Annual Return, Percent	7.09%
C000231244_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.82%
C000231244_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	8.69%
C000231244_1_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	25.02%
C000231244_1_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	10.05%
C000231242_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Investor Class
C000231242_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								10,000
C000231242_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							10,172
C000231242_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						8,188
C000231242_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,410	$ 10,410	10,410	10,410	10,410
C000231242_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI US Investable Market 2500 Index
C000231242_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								10,000
C000231242_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							10,505
C000231242_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						8,602
C000231242_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	10,863	$ 10,863	10,863	10,863	10,863
C000231242_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000231242_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								10,000
C000231242_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							10,505
C000231242_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						8,602
C000231242_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,863	$ 10,863	10,863	10,863	$ 10,863
C000231242_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	19.68%
C000231242_NoLoadClassMember_2024-01-01_2024-12-31Member
Account Value [Line Items]
Average Annual Return, Percent	7.12%
C000231242_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.82%
C000231242_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	8.69%
C000231242_1_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	25.02%
C000231242_1_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	10.05%
C000020988_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Investor Class
C000020988_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000020988_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,355
C000020988_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value													9,823
C000020988_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value												12,787
C000020988_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,882
C000020988_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										13,900
C000020988_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									16,054
C000020988_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								19,205
C000020988_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							14,492
C000020988_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						17,450
C000020988_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 18,317	18,317	18,317	18,317	$ 18,317
C000020988_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI EAFE Index
C000020988_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000020988_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														9,933
C000020988_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,053
C000020988_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												12,595
C000020988_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,883
C000020988_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										13,309
C000020988_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									14,376
C000020988_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								16,027
C000020988_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							13,739
C000020988_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						16,280
C000020988_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 16,942	16,942	$ 16,942	$ 16,942	$ 16,942
C000020988_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	4.97%
C000020988_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			5.67%
C000020988_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				6.24%
C000023036_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Initial Class
C000023036_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000023036_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,717
C000023036_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,803
C000023036_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value												14,599
C000023036_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											14,574
C000023036_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										19,575
C000023036_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									28,167
C000023036_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								34,706
C000023036_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							26,218
C000023036_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						35,719
C000023036_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 46,574	46,574	$ 46,574	$ 46,574	$ 46,574
C000023036_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000® Growth Index
C000023036_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000023036_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,509
C000023036_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													11,286
C000023036_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												14,626
C000023036_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											14,316
C000023036_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										19,447
C000023036_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									26,888
C000023036_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								33,839
C000023036_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							24,037
C000023036_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						33,942
C000023036_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	44,959	44,959	44,959	44,959	$ 44,959
C000023036_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000® Index
C000023036_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000023036_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,048
C000023036_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													11,327
C000023036_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												13,721
C000023036_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											13,002
C000023036_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										17,035
C000023036_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									20,593
C000023036_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								25,877
C000023036_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							20,907
C000023036_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						26,334
C000023036_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 32,604	32,604	$ 32,604	$ 32,604	$ 32,604
C000023036_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	30.39%
C000023036_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			18.93%
C000023036_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				16.63%
C000023036_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	32.46%
C000023036_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			18.25%
C000023036_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				16.22%
C000020968_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Service Class
C000020968_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000020968_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value														9,583
C000020968_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value													11,299
C000020968_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value												12,746
C000020968_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											11,675
C000020968_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										14,865
C000020968_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									15,838
C000020968_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								19,770
C000020968_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							18,764
C000020968_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						20,741
C000020968_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 23,903	23,903	$ 23,903	$ 23,903	$ 23,903
C000020968_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000® Value Index
C000020968_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000020968_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														9,587
C000020968_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													11,351
C000020968_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												12,848
C000020968_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											11,746
C000020968_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										14,831
C000020968_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									15,257
C000020968_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								19,128
C000020968_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							17,601
C000020968_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						19,653
C000020968_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	22,400	22,400	22,400	22,400	$ 22,400
C000020968_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000® Index
C000020968_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000020968_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,048
C000020968_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													11,327
C000020968_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												13,721
C000020968_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											13,002
C000020968_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										17,035
C000020968_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									20,593
C000020968_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								25,877
C000020968_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							20,907
C000020968_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						26,334
C000020968_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 32,604	32,604	$ 32,604	$ 32,604	$ 32,604
C000020968_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	15.24%
C000020968_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			9.97%
C000020968_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				9.11%
C000020968_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	13.98%
C000020968_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			8.60%
C000020968_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				8.40%
C000020986_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Initial Class
C000020986_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000020986_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,363
C000020986_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value													9,838
C000020986_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value												12,817
C000020986_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,919
C000020986_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										13,951
C000020986_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									16,130
C000020986_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								19,307
C000020986_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							14,580
C000020986_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						17,576
C000020986_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 18,457	18,457	$ 18,457	$ 18,457	$ 18,457
C000020986_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI EAFE Index
C000020986_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000020986_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														9,933
C000020986_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,053
C000020986_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												12,595
C000020986_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,883
C000020986_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										13,309
C000020986_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									14,376
C000020986_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								16,027
C000020986_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							13,739
C000020986_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						16,280
C000020986_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 16,942	16,942	$ 16,942	$ 16,942	$ 16,942
C000020986_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	5.01%
C000020986_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			5.76%
C000020986_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				6.32%
C000020994_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Investor Class
C000020994_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000020994_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value														9,924
C000020994_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value													11,103
C000020994_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value												12,826
C000020994_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											11,047
C000020994_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										14,583
C000020994_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									15,486
C000020994_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								20,129
C000020994_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							19,298
C000020994_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						23,097
C000020994_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 25,696	25,696	$ 25,696	$ 25,696	$ 25,696
C000020994_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000® Value Index
C000020994_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000020994_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														9,587
C000020994_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													11,351
C000020994_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												12,848
C000020994_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											11,746
C000020994_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										14,831
C000020994_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									15,257
C000020994_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								19,128
C000020994_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							17,601
C000020994_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						19,653
C000020994_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	22,400	22,400	22,400	22,400	$ 22,400
C000020994_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000® Index
C000020994_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000020994_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,048
C000020994_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													11,327
C000020994_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												13,721
C000020994_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											13,002
C000020994_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										17,035
C000020994_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									20,593
C000020994_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								25,877
C000020994_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							20,907
C000020994_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						26,334
C000020994_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 32,604	$ 32,604	$ 32,604	$ 32,604	$ 32,604
C000020994_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	11.25%
C000020994_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			12.00%
C000020994_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				9.90%
C000020994_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	13.98%
C000020994_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			8.60%
C000020994_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				8.40%
C000231243_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class
C000231243_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								10,000
C000231243_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							10,173
C000231243_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						8,197
C000231243_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,429	$ 10,429	$ 10,429	$ 10,429	10,429
C000231243_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI US Investable Market 2500 Index
C000231243_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								10,000
C000231243_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							10,505
C000231243_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						8,602
C000231243_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	10,863	$ 10,863	10,863	10,863	10,863
C000231243_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000231243_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								10,000
C000231243_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							10,505
C000231243_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						8,602
C000231243_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,863	$ 10,863	10,863	10,863	$ 10,863
C000231243_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	19.70%
C000231243_NoLoadClassMember_2024-01-01_2024-12-31Member
Account Value [Line Items]
Average Annual Return, Percent	7.19%
C000231243_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.82%
C000231243_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	8.69%
C000231243_1_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	25.02%
C000231243_1_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	10.05%
C000020992_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Service Class 2
C000020992_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000020992_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,335
C000020992_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value													9,786
C000020992_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value												12,720
C000020992_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,805
C000020992_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										13,776
C000020992_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									15,888
C000020992_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								18,969
C000020992_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							14,287
C000020992_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						17,176
C000020992_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 18,002	18,002	18,002	18,002	$ 18,002
C000020992_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI EAFE Index
C000020992_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000020992_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														9,933
C000020992_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,053
C000020992_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												12,595
C000020992_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,883
C000020992_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										13,309
C000020992_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									14,376
C000020992_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								16,027
C000020992_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							13,739
C000020992_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						16,280
C000020992_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 16,942	16,942	$ 16,942	$ 16,942	$ 16,942
C000020992_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	4.81%
C000020992_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			5.50%
C000020992_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				6.06%
C000020978_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Service Class
C000020978_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000020978_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value														9,624
C000020978_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value													11,008
C000020978_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value												11,786
C000020978_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											11,362
C000020978_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										13,057
C000020978_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									13,403
C000020978_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								14,005
C000020978_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							12,387
C000020978_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						13,688
C000020978_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 14,882	14,882	$ 14,882	$ 14,882	$ 14,882
C000020978_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					ICE® BofA® US High Yield Constrained Index
C000020978_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000020978_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														9,539
C000020978_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													11,207
C000020978_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												12,046
C000020978_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											11,773
C000020978_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										13,469
C000020978_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									14,287
C000020978_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								15,051
C000020978_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							13,364
C000020978_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						15,164
C000020978_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	16,408	16,408	16,408	16,408	$ 16,408
C000020978_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Universal Bond Index
C000020978_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000020978_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,043
C000020978_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,436
C000020978_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												10,863
C000020978_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,835
C000020978_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										11,842
C000020978_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									12,739
C000020978_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								12,598
C000020978_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							10,961
C000020978_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						11,638
C000020978_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,875	11,875	$ 11,875	$ 11,875	$ 11,875
C000020978_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	8.72%
C000020978_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			2.65%
C000020978_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				4.06%
C000020978_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	8.20%
C000020978_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			4.03%
C000020978_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				5.08%
C000020995_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Service Class
C000020995_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000020995_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value														9,918
C000020995_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value													11,099
C000020995_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value												12,823
C000020995_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											11,032
C000020995_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										14,562
C000020995_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									15,469
C000020995_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								20,098
C000020995_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							19,259
C000020995_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						23,048
C000020995_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 25,637	25,637	$ 25,637	$ 25,637	$ 25,637
C000020995_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000® Value Index
C000020995_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000020995_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														9,587
C000020995_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													11,351
C000020995_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												12,848
C000020995_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											11,746
C000020995_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										14,831
C000020995_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									15,257
C000020995_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								19,128
C000020995_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							17,601
C000020995_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						19,653
C000020995_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	22,400	22,400	22,400	22,400	$ 22,400
C000020995_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000® Index
C000020995_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000020995_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,048
C000020995_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													11,327
C000020995_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												13,721
C000020995_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											13,002
C000020995_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										17,035
C000020995_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									20,593
C000020995_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								25,877
C000020995_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							20,907
C000020995_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						26,334
C000020995_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 32,604	32,604	$ 32,604	$ 32,604	$ 32,604
C000020995_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	11.23%
C000020995_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			11.98%
C000020995_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				9.87%
C000020995_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	13.98%
C000020995_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			8.60%
C000020995_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				8.40%
C000020975_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Initial Class
C000020975_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000020975_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value														9,637
C000020975_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value													11,045
C000020975_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value												11,833
C000020975_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											11,423
C000020975_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										13,148
C000020975_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									13,510
C000020975_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								14,105
C000020975_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							12,501
C000020975_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						13,811
C000020975_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 15,050	15,050	$ 15,050	$ 15,050	$ 15,050
C000020975_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					ICE® BofA® US High Yield Constrained Index
C000020975_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000020975_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														9,539
C000020975_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													11,207
C000020975_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												12,046
C000020975_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											11,773
C000020975_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										13,469
C000020975_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									14,287
C000020975_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								15,051
C000020975_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							13,364
C000020975_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						15,164
C000020975_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	16,408	16,408	16,408	16,408	$ 16,408
C000020975_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Universal Bond Index
C000020975_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000020975_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,043
C000020975_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,436
C000020975_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												10,863
C000020975_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,835
C000020975_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										11,842
C000020975_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									12,739
C000020975_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								12,598
C000020975_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							10,961
C000020975_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						11,638
C000020975_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,875	11,875	$ 11,875	$ 11,875	$ 11,875
C000020975_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	8.97%
C000020975_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			2.74%
C000020975_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				4.17%
C000020975_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	8.20%
C000020975_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			4.03%
C000020975_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				5.08%
C000020970_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Service Class 2
C000020970_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000020970_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value														9,568
C000020970_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value													11,263
C000020970_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value												12,687
C000020970_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											11,604
C000020970_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										14,750
C000020970_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									15,700
C000020970_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								19,562
C000020970_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							18,536
C000020970_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						20,460
C000020970_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 23,541	23,541	$ 23,541	$ 23,541	$ 23,541
C000020970_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000® Value Index
C000020970_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000020970_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														9,587
C000020970_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													11,351
C000020970_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												12,848
C000020970_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											11,746
C000020970_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										14,831
C000020970_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									15,257
C000020970_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								19,128
C000020970_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							17,601
C000020970_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						19,653
C000020970_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	22,400	22,400	22,400	22,400	$ 22,400
C000020970_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000® Index
C000020970_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000020970_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,048
C000020970_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													11,327
C000020970_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												13,721
C000020970_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											13,002
C000020970_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										17,035
C000020970_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									20,593
C000020970_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								25,877
C000020970_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							20,907
C000020970_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						26,334
C000020970_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 32,604	32,604	$ 32,604	$ 32,604	$ 32,604
C000020970_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	15.06%
C000020970_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			9.80%
C000020970_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				8.94%
C000020970_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	13.98%
C000020970_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			8.60%
C000020970_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				8.40%
C000020989_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Service Class
C000020989_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000020989_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,349
C000020989_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value													9,819
C000020989_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value												12,775
C000020989_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,873
C000020989_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										13,882
C000020989_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									16,033
C000020989_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								19,172
C000020989_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							14,459
C000020989_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						17,409
C000020989_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 18,272	18,272	$ 18,272	$ 18,272	$ 18,272
C000020989_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI EAFE Index
C000020989_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000020989_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														9,933
C000020989_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,053
C000020989_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												12,595
C000020989_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,883
C000020989_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										13,309
C000020989_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									14,376
C000020989_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								16,027
C000020989_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							13,739
C000020989_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						16,280
C000020989_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 16,942	16,942	$ 16,942	$ 16,942	$ 16,942
C000020989_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	4.95%
C000020989_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			5.65%
C000020989_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				6.21%
C000020967_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Investor Class
C000020967_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000020967_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value														9,582
C000020967_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value													11,299
C000020967_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value												12,749
C000020967_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											11,682
C000020967_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										14,877
C000020967_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									15,855
C000020967_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								19,792
C000020967_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							18,798
C000020967_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						20,783
C000020967_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 23,954	23,954	$ 23,954	$ 23,954	$ 23,954
C000020967_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000® Value Index
C000020967_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000020967_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														9,587
C000020967_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													11,351
C000020967_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												12,848
C000020967_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											11,746
C000020967_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										14,831
C000020967_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									15,257
C000020967_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								19,128
C000020967_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							17,601
C000020967_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						19,653
C000020967_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	22,400	22,400	22,400	22,400	$ 22,400
C000020967_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000® Index
C000020967_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000020967_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,048
C000020967_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													11,327
C000020967_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												13,721
C000020967_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											13,002
C000020967_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										17,035
C000020967_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									20,593
C000020967_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								25,877
C000020967_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							20,907
C000020967_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						26,334
C000020967_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 32,604	32,604	$ 32,604	$ 32,604	$ 32,604
C000020967_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	15.26%
C000020967_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			10.00%
C000020967_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				9.13%
C000020967_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	13.98%
C000020967_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			8.60%
C000020967_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				8.40%
C000020966_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Initial Class
C000020966_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000020966_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value														9,592
C000020966_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value													11,320
C000020966_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value												12,779
C000020966_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											11,720
C000020966_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										14,936
C000020966_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									15,936
C000020966_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								19,903
C000020966_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							18,916
C000020966_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						20,930
C000020966_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 24,143	24,143	$ 24,143	$ 24,143	$ 24,143
C000020966_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000® Value Index
C000020966_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000020966_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														9,587
C000020966_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													11,351
C000020966_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												12,848
C000020966_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											11,746
C000020966_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										14,831
C000020966_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									15,257
C000020966_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								19,128
C000020966_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							17,601
C000020966_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						19,653
C000020966_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	22,400	22,400	22,400	22,400	$ 22,400
C000020966_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000® Index
C000020966_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000020966_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,048
C000020966_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													11,327
C000020966_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												13,721
C000020966_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											13,002
C000020966_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										17,035
C000020966_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									20,593
C000020966_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								25,877
C000020966_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							20,907
C000020966_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						26,334
C000020966_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 32,604	32,604	$ 32,604	$ 32,604	$ 32,604
C000020966_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	15.35%
C000020966_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			10.08%
C000020966_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				9.21%
C000020966_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	13.98%
C000020966_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			8.60%
C000020966_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				8.40%
C000020972_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Service Class
C000020972_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000020972_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,705
C000020972_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,782
C000020972_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value												14,555
C000020972_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											14,515
C000020972_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										19,475
C000020972_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									27,998
C000020972_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								34,461
C000020972_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							26,010
C000020972_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						35,398
C000020972_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 46,112	46,112	$ 46,112	$ 46,112	$ 46,112
C000020972_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000® Growth Index
C000020972_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000020972_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,509
C000020972_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													11,286
C000020972_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												14,626
C000020972_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											14,316
C000020972_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										19,447
C000020972_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									26,888
C000020972_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								33,839
C000020972_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							24,037
C000020972_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						33,942
C000020972_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	44,959	44,959	44,959	44,959	$ 44,959
C000020972_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000® Index
C000020972_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000020972_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,048
C000020972_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													11,327
C000020972_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												13,721
C000020972_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											13,002
C000020972_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										17,035
C000020972_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									20,593
C000020972_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								25,877
C000020972_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							20,907
C000020972_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						26,334
C000020972_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 32,604	$ 32,604	$ 32,604	$ 32,604	$ 32,604
C000020972_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	30.27%
C000020972_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			18.81%
C000020972_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				16.51%
C000020972_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	32.46%
C000020972_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			18.25%
C000020972_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				16.22%
C000231245_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class 2
C000231245_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								10,000
C000231245_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							10,168
C000231245_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						8,172
C000231245_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,374	$ 10,374	$ 10,374	$ 10,374	10,374
C000231245_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI US Investable Market 2500 Index
C000231245_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								10,000
C000231245_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							10,505
C000231245_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						8,602
C000231245_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	10,863	$ 10,863	10,863	10,863	10,863
C000231245_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000231245_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								10,000
C000231245_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							10,505
C000231245_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						8,602
C000231245_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,863	$ 10,863	10,863	10,863	$ 10,863
C000231245_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	19.44%
C000231245_NoLoadClassMember_2024-01-01_2024-12-31Member
Account Value [Line Items]
Average Annual Return, Percent	6.93%
C000231245_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.82%
C000231245_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	8.69%
C000231245_1_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	25.02%
C000231245_1_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	10.05%
C000020977_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Investor Class
C000020977_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000020977_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value														9,632
C000020977_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value													11,042
C000020977_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value												11,810
C000020977_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											11,396
C000020977_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										13,099
C000020977_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									13,458
C000020977_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								14,080
C000020977_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							12,467
C000020977_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						13,750
C000020977_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 14,995	14,995	14,995	14,995	$ 14,995
C000020977_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					ICE® BofA® US High Yield Constrained Index
C000020977_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000020977_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														9,539
C000020977_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													11,207
C000020977_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												12,046
C000020977_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											11,773
C000020977_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										13,469
C000020977_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									14,287
C000020977_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								15,051
C000020977_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							13,364
C000020977_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						15,164
C000020977_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	16,408	16,408	16,408	16,408	$ 16,408
C000020977_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Universal Bond Index
C000020977_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000020977_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,043
C000020977_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,436
C000020977_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												10,863
C000020977_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,835
C000020977_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										11,842
C000020977_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									12,739
C000020977_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								12,598
C000020977_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							10,961
C000020977_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						11,638
C000020977_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,875	11,875	$ 11,875	$ 11,875	$ 11,875
C000020977_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	9.05%
C000020977_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			2.74%
C000020977_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				4.13%
C000020977_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	8.20%
C000020977_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			4.03%
C000020977_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				5.08%
C000020971_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Investor Class
C000020971_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000020971_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,709
C000020971_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,785
C000020971_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value												14,563
C000020971_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											14,528
C000020971_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										19,494
C000020971_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									28,033
C000020971_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								34,513
C000020971_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							26,056
C000020971_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						35,467
C000020971_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 46,213	46,213	$ 46,213	$ 46,213	$ 46,213
C000020971_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000® Growth Index
C000020971_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000020971_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,509
C000020971_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													11,286
C000020971_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												14,626
C000020971_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											14,316
C000020971_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										19,447
C000020971_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									26,888
C000020971_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								33,839
C000020971_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							24,037
C000020971_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						33,942
C000020971_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	44,959	44,959	44,959	44,959	$ 44,959
C000020971_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000® Index
C000020971_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000020971_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,048
C000020971_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													11,327
C000020971_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												13,721
C000020971_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											13,002
C000020971_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										17,035
C000020971_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									20,593
C000020971_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								25,877
C000020971_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							20,907
C000020971_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						26,334
C000020971_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 32,604	32,604	$ 32,604	$ 32,604	$ 32,604
C000020971_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	30.30%
C000020971_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			18.84%
C000020971_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				16.54%
C000020971_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	32.46%
C000020971_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			18.25%
C000020971_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				16.22%
C000020974_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Service Class 2
C000020974_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000020974_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,690
C000020974_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,749
C000020974_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value												14,492
C000020974_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											14,429
C000020974_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										19,331
C000020974_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									27,750
C000020974_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								34,105
C000020974_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							25,700
C000020974_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						34,924
C000020974_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 45,427	45,427	$ 45,427	$ 45,427	$ 45,427
C000020974_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000® Growth Index
C000020974_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000020974_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,509
C000020974_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													11,286
C000020974_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												14,626
C000020974_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											14,316
C000020974_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										19,447
C000020974_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									26,888
C000020974_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								33,839
C000020974_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							24,037
C000020974_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						33,942
C000020974_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	44,959	44,959	44,959	44,959	$ 44,959
C000020974_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000® Index
C000020974_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000020974_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,048
C000020974_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													11,327
C000020974_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												13,721
C000020974_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											13,002
C000020974_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										17,035
C000020974_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									20,593
C000020974_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								25,877
C000020974_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							20,907
C000020974_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						26,334
C000020974_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 32,604	32,604	$ 32,604	$ 32,604	$ 32,604
C000020974_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	30.07%
C000020974_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			18.63%
C000020974_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				16.34%
C000020974_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	32.46%
C000020974_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			18.25%
C000020974_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				16.22%
C000139277_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Initial Class
C000139277_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000139277_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value														9,991
C000139277_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,908
C000139277_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value												11,324
C000139277_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											11,305
C000139277_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										12,299
C000139277_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									12,646
C000139277_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								13,304
C000139277_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							13,236
C000139277_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						14,862
C000139277_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 16,110	16,110	$ 16,110	$ 16,110	$ 16,110
C000139277_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Morningstar® LSTA® US Performing Loans
C000139277_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000139277_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,010
C000139277_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													11,047
C000139277_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												11,524
C000139277_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											11,593
C000139277_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										12,601
C000139277_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									13,043
C000139277_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								13,750
C000139277_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							13,644
C000139277_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						15,515
C000139277_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	16,935	16,935	16,935	16,935	$ 16,935
C000139277_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Universal Bond Index
C000139277_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000139277_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,043
C000139277_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,436
C000139277_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												10,863
C000139277_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,835
C000139277_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										11,842
C000139277_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									12,739
C000139277_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								12,598
C000139277_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							10,961
C000139277_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						11,638
C000139277_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,875	11,875	$ 11,875	$ 11,875	$ 11,875
C000139277_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	8.39%
C000139277_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			5.55%
C000139277_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				4.88%
C000139277_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	9.15%
C000139277_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			6.09%
C000139277_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				5.41%
C000020996_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Service Class 2
C000020996_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000020996_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value														9,903
C000020996_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value													11,062
C000020996_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value												12,762
C000020996_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,973
C000020996_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										14,459
C000020996_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									15,330
C000020996_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								19,886
C000020996_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							19,033
C000020996_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						22,739
C000020996_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 25,259	25,259	$ 25,259	$ 25,259	$ 25,259
C000020996_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000® Value Index
C000020996_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000020996_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														9,587
C000020996_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													11,351
C000020996_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												12,848
C000020996_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											11,746
C000020996_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										14,831
C000020996_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									15,257
C000020996_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								19,128
C000020996_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							17,601
C000020996_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						19,653
C000020996_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	22,400	22,400	22,400	22,400	$ 22,400
C000020996_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000® Index
C000020996_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															$ 10,000
C000020996_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														$ 10,048
C000020996_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													$ 11,327
C000020996_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												$ 13,721
C000020996_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											$ 13,002
C000020996_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										$ 17,035
C000020996_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									$ 20,593
C000020996_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								$ 25,877
C000020996_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							$ 20,907
C000020996_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						$ 26,334
C000020996_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 32,604	$ 32,604	$ 32,604	$ 32,604	$ 32,604
C000020996_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	11.08%
C000020996_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			11.80%
C000020996_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				9.71%
C000020996_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	13.98%
C000020996_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent			8.60%
C000020996_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				8.40%